Not FDIC Insured May Lose Value No Bank Guarantee
FVIT-Q3PH

Schedules of Investments
(unaudited)
Franklin MicroCap Value Fund 2
Franklin Mutual U.S. Mid Cap Value Fund 6
Franklin Small Cap Value Fund 9
Notes to Schedules of Investments 13

Franklin Value Investors Trust
Schedule of Investments (unaudited), July 31, 2022
Franklin MicroCap Value Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 91.5%
Aerospace & Defense 1.7%
a
Ducommun, Inc. ...................................... United States 43,400 $ 2,054,556
Magellan Aerospace Corp. .............................. Canada 243,900 1,384,735
3,439,291
Banks 23.1%
American National Bankshares , Inc. ....................... United States 94,823 3,441,127
Arrow Financial Corp. .................................. United States 98,824 3,315,545
Bar Harbor Bankshares ................................. United States 121,700 3,525,649
First Business Financial Services, Inc. ...................... United States 130,500 4,365,225
First Internet Bancorp .................................. United States 85,500 3,030,975
a
First Western Financial, Inc. ............................. United States 110,706 3,098,661
Investar Holding Corp. ................................. United States 184,381 4,047,163
Northeast Bank ....................................... United States 101,675 4,046,665
Northrim BanCorp , Inc. ................................. United States 60,900 2,536,485
Orrstown Financial Services, Inc. ......................... United States 111,725 2,895,912
Peapack -Gladstone Financial Corp. ....................... United States 114,985 3,755,410
Peoples Financial Services Corp. ......................... United States 72,750 3,873,210
Premier Financial Corp. ................................. United States 127,500 3,631,200
WesBanco , Inc. ....................................... United States 42,357 1,445,221
47,008,448
Biotechnology 1.7%
a
Anika Therapeutics, Inc. ................................ United States 71,692 1,674,725
a
Catalyst Pharmaceuticals, Inc. ........................... United States 118,100 1,209,344
a
Vanda Pharmaceuticals, Inc. ............................. United States 60,600 653,268
3,537,337
Commercial Services & Supplies 1.3%
a
Heritage-Crystal Clean, Inc. ............................. United States 76,900 2,580,764
Communications Equipment 3.4%
a
Digi International, Inc. .................................. United States 113,801 3,242,190
a
PCTEL, Inc. ......................................... United States 393,331 1,813,256
a
Sierra Wireless, Inc. ................................... Canada 78,100 1,943,128
6,998,574
Construction & Engineering 3.5%
a
Matrix Service Co. ..................................... United States 318,441 1,764,163
a
Northwest Pipe Co. .................................... United States 65,700 2,059,695
a
Sterling Infrastructure, Inc. .............................. United States 127,451 3,276,765
7,100,623
Diversified Telecommunication Services 0.7%
ATN International, Inc. .................................. United States 29,000 1,335,160
Electrical Equipment 2.9%
LSI Industries, Inc. .................................... United States 309,318 1,871,374
Powell Industries, Inc. .................................. United States 90,200 2,161,192
Preformed Line Products Co. ............................ United States 32,700 1,955,460
5,988,026
Electronic Equipment, Instruments & Components 2.4%
a
Daktronics, Inc. ....................................... United States 630,758 2,384,265
a
Kimball Electronics, Inc. ................................ United States 118,000 2,596,000
4,980,265
Energy Equipment & Services 2.1%
a
Geospace Technologies Corp. ............................ United States 321,345 1,519,962

Franklin Value Investors Trust
Schedule of Investments (unaudited)
Franklin MicroCap Value Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Energy Equipment & Services (continued)
a
Helix Energy Solutions Group, Inc. ........................ United States 420,442 $ 1,698,585
a
Oil States International, Inc. ............................. United States 218,590 1,114,809
4,333,356
Equity Real Estate Investment Trusts (REITs) 5.5%
Alpine Income Property Trust, Inc. ......................... United States 170,621 3,185,494
CTO Realty Growth, Inc. ................................ United States 188,325 3,992,490
Indus Realty Trust, Inc. ................................. United States 64,378 3,932,208
11,110,192
Food & Staples Retailing 1.7%
Village Super Market, Inc., A ............................. United States 148,898 3,360,628
Food Products 0.2%
Alico , Inc. ........................................... United States 11,000 400,840
Health Care Equipment & Supplies 4.8%
a
Invacare Corp. ....................................... United States 841,635 951,047
a
Orthofix Medical, Inc. .................................. United States 57,900 1,485,135
a
Semler Scientific, Inc. .................................. United States 28,400 881,252
a
UFP Technologies, Inc. ................................. United States 33,400 2,689,368
Utah Medical Products, Inc. .............................. United States 41,696 3,808,513
9,815,315
Health Care Technology 2.3%
a
CareCloud , Inc. ....................................... United States 452,691 1,955,625
a
Computer Programs and Systems, Inc. ..................... United States 79,600 2,687,296
4,642,921
Hotels, Restaurants & Leisure 3.4%
a
Century Casinos, Inc. .................................. United States 221,862 1,870,297
a
Chuy's Holdings, Inc. .................................. United States 97,300 2,162,979
Ruth's Hospitality Group, Inc. ............................ United States 158,900 2,788,695
6,821,971
Household Durables 0.8%
Hooker Furnishings Corp. ............................... United States 99,200 1,640,768
Independent Power and Renewable Electricity Producers 1.5%
Polaris Renewable Energy, Inc. ........................... Canada 177,300 3,080,769
Insurance 1.1%
Tiptree, Inc. .......................................... United States 18,000 199,980
United Fire Group, Inc. ................................. United States 63,800 2,094,554
2,294,534
Interactive Media & Services 1.1%
a
DHI Group, Inc. ....................................... United States 360,217 1,761,461
a
QuinStreet , Inc. ....................................... United States 37,966 408,135
2,169,596
IT Services 1.6%
Hackett Group, Inc. (The) ............................... United States 152,200 3,191,634
Machinery 6.1%
Alamo Group, Inc. ..................................... United States 18,100 2,342,321
Graham Corp. ........................................ United States 246,397 1,761,739
Hurco Cos., Inc. ...................................... United States 95,500 2,419,015
a
L B Foster Co., A ...................................... United States 170,565 2,493,660

Franklin Value Investors Trust
Schedule of Investments (unaudited)
Franklin MicroCap Value Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Machinery (continued)
Miller Industries, Inc. ................................... United States 65,300 $ 1,569,159
Shyft Group, Inc. (The) ................................. United States 68,817 1,785,113
12,371,007
Metals & Mining 1.2%
Haynes International, Inc. ............................... United States 64,177 2,481,083
Oil, Gas & Consumable Fuels 2.6%
a
Ardmore Shipping Corp. ................................ Ireland 649,900 5,296,685
Paper & Forest Products 1.5%
Mercer International, Inc. ................................ Germany 192,300 3,069,108
Pharmaceuticals 0.3%
a
Harrow Health, Inc. .................................... United States 92,555 621,970
Professional Services 2.0%
Resources Connection, Inc. ............................. United States 187,400 4,021,604
Semiconductors & Semiconductor Equipment 1.1%
a
AXT, Inc. ............................................ United States 254,300 2,230,211
Specialty Retail 1.6%
a
Children's Place, Inc. (The) .............................. United States 30,300 1,313,202
a
Genesco, Inc. ........................................ United States 35,704 2,001,209
3,314,411
Textiles, Apparel & Luxury Goods 2.5%
a
Delta Apparel, Inc. ..................................... United States 72,636 1,698,956
Rocky Brands, Inc. .................................... United States 61,720 2,029,354
a
Vera Bradley, Inc. ..................................... United States 303,474 1,271,556
4,999,866
Thrifts & Mortgage Finance 3.3%
Southern Missouri Bancorp, Inc. .......................... United States 76,800 4,142,592
Territorial Bancorp, Inc. ................................. United States 112,239 2,514,154
6,656,746
Water Utilities 1.8%
Consolidated Water Co. Ltd. ............................. United States 115,967 1,803,287
a
Pure Cycle Corp. ..................................... United States 178,887 1,889,047
3,692,334
Wireless Telecommunication Services 0.7%
Spok Holdings, Inc. .................................... United States 202,951 1,341,506
Total Common Stocks (Cost $135,303,323) .....................................
185,927,543

Franklin Value Investors Trust
Schedule of Investments (unaudited)
Franklin MicroCap Value Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

Short Term Investments 8.5%
a a
Country Shares
a
Value
a a a
Money Market Funds 8.5%
b,c
Institutional Fiduciary Trust - Money Market Portfolio, 1.445% .... United States 17,352,453 $ 17,352,453
Total Money Market Funds (Cost $17,352,453) ..................................
17,352,453
Total Short Term Investments (Cost $17,352,453 ) ................................
17,352,453
a
Total Investments (Cost $152,655,776) 100.0% ..................................
$203,279,996
Other Assets, less Liabilities (0.0) %
†
...........................................
(30,981)
Net Assets 100.0% ...........................................................
$203,249,015
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
See Note 4 regarding investments in affiliated management investment companies.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Value Investors Trust
Schedule of Investments (unaudited), July 31, 2022
Franklin Mutual U.S. Mid Cap Value Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 95.7%
Aerospace & Defense 2.2%
Airbus SE ........................................... France 95,506 $ 10,298,124
Huntington Ingalls Industries, Inc. ......................... United States 37,489 8,129,115
18,427,239
Automobiles 1.6%
a
General Motors Co. .................................... United States 375,486 13,615,122
Banks 6.8%
Citizens Financial Group, Inc. ............................ United States 682,625 25,919,271
ING Groep NV ....................................... Netherlands 1,436,866 13,958,161
PNC Financial Services Group, Inc. (The) ................... United States 99,838 16,567,118
56,444,550
Building Products 1.9%
Johnson Controls International plc ......................... United States 289,943 15,630,827
Chemicals 6.0%
Ashland Global Holdings, Inc. ............................ United States 161,998 16,275,939
Avient Corp. ......................................... United States 404,303 17,445,675
Huntsman Corp. ...................................... United States 552,389 15,997,185
49,718,799
Commercial Services & Supplies 1.7%
a
Stericycle, Inc. ....................................... United States 293,727 13,766,984
Construction & Engineering 2.0%
a
WillScot Mobile Mini Holdings Corp. ....................... United States 438,546 16,932,261
Consumer Finance 0.7%
Bread Financial Holdings, Inc. ............................ United States 156,198 6,187,003
Diversified Financial Services 2.2%
Voya Financial, Inc. .................................... United States 301,437 18,134,450
Electric Utilities 3.5%
Entergy Corp. ........................................ United States 85,108 9,798,484
Evergy, Inc. .......................................... United States 141,340 9,647,868
Pinnacle West Capital Corp. ............................. United States 137,104 10,073,031
29,519,383
Electrical Equipment 1.9%
Regal Rexnord Corp. .................................. United States 118,934 15,972,836
Electronic Equipment, Instruments & Components 2.4%
a
Flex Ltd. ............................................ United States 1,207,363 20,283,698
Energy Equipment & Services 2.5%
Baker Hughes Co. ..................................... United States 380,533 9,775,893
Schlumberger NV ..................................... United States 307,061 11,370,469
21,146,362
Equity Real Estate Investment Trusts (REITs) 4.4%
Brixmor Property Group, Inc. ............................. United States 811,588 18,812,610
Vornado Realty Trust ................................... United States 577,244 17,542,445
36,355,055
Food Products 2.7%
Kraft Heinz Co. (The) .................................. United States 615,072 22,653,102

Franklin Value Investors Trust
Schedule of Investments (unaudited)
Franklin Mutual U.S. Mid Cap Value Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care Equipment & Supplies 0.7%
Medtronic plc ........................................ United States 63,333 $ 5,859,569
Health Care Providers & Services 4.1%
AmerisourceBergen Corp. ............................... United States 71,101 10,375,769
CVS Health Corp. ..................................... United States 79,333 7,590,581
Elevance Health, Inc. .................................. United States 16,795 8,012,895
Humana, Inc. ........................................ United States 16,885 8,138,570
34,117,815
Household Durables 2.5%
DR Horton, Inc. ....................................... United States 267,854 20,900,648
Independent Power and Renewable Electricity Producers 2.3%
AES Corp. (The) ...................................... United States 858,998 19,086,935
Insurance 6.2%
Everest Re Group Ltd. ................................. United States 58,073 15,177,379
Hartford Financial Services Group, Inc. (The) ................ United States 216,372 13,949,503
Willis Towers Watson plc ................................ United States 108,196 22,390,080
51,516,962
Internet & Direct Marketing Retail 1.7%
eBay, Inc. ........................................... United States 289,213 14,064,428
IT Services 4.4%
Cognizant Technology Solutions Corp., A .................... United States 69,125 4,697,735
a
Fiserv, Inc. .......................................... United States 145,188 15,343,468
Global Payments, Inc. .................................. United States 135,345 16,555,400
36,596,603
Machinery 3.7%
Parker-Hannifin Corp. .................................. United States 56,525 16,340,812
Timken Co. (The) ..................................... United States 215,473 14,087,625
30,428,437
Media 2.7%
a
Liberty Broadband Corp., C .............................. United States 206,558 22,500,363
Oil, Gas & Consumable Fuels 2.5%
Chevron Corp. ....................................... United States 73,221 11,992,135
Williams Cos., Inc. (The) ................................ United States 252,083 8,593,510
20,585,645
Personal Products 0.6%
a
Haleon plc .......................................... United Kingdom 1,502,975 5,340,882
Pharmaceuticals 3.1%
a
Elanco Animal Health, Inc. ............................... United States 584,498 11,841,930
GSK plc ............................................ United States 389,891 8,191,691
Merck & Co., Inc. ..................................... United States 66,511 5,942,093
25,975,714
Professional Services 3.3%
a
CACI International, Inc., A ............................... United States 32,488 9,820,797
KBR, Inc. ........................................... United States 328,921 17,508,465
27,329,262
Real Estate Management & Development 3.8%
a
CBRE Group, Inc., A ................................... United States 172,144 14,738,969

Franklin Value Investors Trust
Schedule of Investments (unaudited)
Franklin Mutual U.S. Mid Cap Value Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Real Estate Management & Development (continued)
a
Cushman & Wakefield plc ............................... United States 1,005,853 $ 16,898,331
31,637,300
Software 1.8%
NortonLifeLock, Inc. ................................... United States 597,086 14,646,520
Specialty Retail 3.2%
Best Buy Co., Inc. ..................................... United States 146,213 11,256,939
Dick's Sporting Goods, Inc. .............................. United States 167,322 15,659,666
26,916,605
Technology Hardware, Storage & Peripherals 2.1%
a
Western Digital Corp. .................................. United States 354,270 17,394,657
Textiles, Apparel & Luxury Goods 2.1%
Tapestry, Inc. ........................................ United States 511,876 17,214,390
Trading Companies & Distributors 2.4%
a
AerCap Holdings NV ................................... Ireland 158,173 7,095,641
a
Univar Solutions, Inc. .................................. United States 463,174 12,524,225
19,619,866
Total Common Stocks (Cost $761,845,274) .....................................
796,520,272
Short Term Investments 3.6%
a a
Country Shares
a
Value
a a a
Money Market Funds 3.6%
b,c
Institutional Fiduciary Trust - Money Market Portfolio, 1.445% .... United States 30,064,541 30,064,541
Total Money Market Funds (Cost $30,064,541) ..................................
30,064,541
Total Short Term Investments (Cost $30,064,541 ) ................................
30,064,541
a
Total Investments (Cost $791,909,815) 99.3% ...................................
$826,584,813
Other Assets, less Liabilities 0.7% .............................................
5,376,290
Net Assets 100.0% ...........................................................
$831,961,103
a
Non-income producing.
b
See Note 4 regarding investments in affiliated management investment companies.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Value Investors Trust
Schedule of Investments (unaudited), July 31, 2022
Franklin Small Cap Value Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks 98.8%
Aerospace & Defense 1.4%
a
Aerojet Rocketdyne Holdings, Inc. ......................... United States 978,984 $ 42,771,811
QinetiQ Group plc ..................................... United Kingdom 3,458,196 16,105,913
58,877,724
Auto Components 0.8%
a
Adient plc ........................................... United States 776,956 26,245,574
LCI Industries ........................................ United States 41,140 5,557,602
31,803,176
Banks 11.4%
Atlantic Union Bankshares Corp. .......................... United States 1,744,401 60,338,831
Camden National Corp. ................................. United States 561,383 25,655,203
Columbia Banking System, Inc. ........................... United States 2,755,543 83,134,732
First Interstate BancSystem , Inc., A ........................ United States 1,119,494 45,652,965
b
First of Long Island Corp. (The) ........................... United States 1,230,606 22,397,029
German American Bancorp, Inc. .......................... United States 682,332 25,819,443
Peoples Bancorp, Inc. .................................. United States 929,449 28,738,563
SouthState Corp. ..................................... United States 1,219,273 103,357,772
TriCo Bancshares ..................................... United States 908,962 43,448,384
Washington Trust Bancorp, Inc. ........................... United States 616,609 33,839,502
472,382,424
Biotechnology 1.1%
a
Mirum Pharmaceuticals, Inc. ............................. United States 890,567 22,353,232
a
Rhythm Pharmaceuticals, Inc. ............................ United States 1,831,071 23,071,494
45,424,726
Building Products 3.6%
Apogee Enterprises, Inc. ................................ United States 913,497 38,010,610
Insteel Industries, Inc. .................................. United States 3,739 117,031
a
Masonite International Corp. ............................. United States 52,535 4,782,261
UFP Industries, Inc. .................................... United States 1,145,084 105,588,196
148,498,098
Chemicals 6.0%
Ashland Global Holdings, Inc. ............................ United States 542,215 54,476,341
Avient Corp. ......................................... United States 1,351,190 58,303,849
a,b
Elementis plc ........................................ United Kingdom 30,982,128 41,257,224
Minerals Technologies, Inc. .............................. United States 1,378,546 92,100,658
246,138,072
Communications Equipment 2.9%
a
NetScout Systems, Inc. ................................. United States 3,414,708 121,495,311
Construction & Engineering 5.0%
a,b
Great Lakes Dredge & Dock Corp. ........................ United States 4,091,750 52,906,327
Primoris Services Corp. ................................. United States 889,544 20,779,748
a
WillScot Mobile Mini Holdings Corp. ....................... United States 3,416,721 131,919,598
205,605,673
Construction Materials 1.9%
a
Summit Materials, Inc., A ................................ United States 2,798,671 76,991,439
Consumer Finance 0.9%
Bread Financial Holdings, Inc. ............................ United States 959,735 38,015,104
Electric Utilities 0.1%
IDACORP, Inc. ....................................... United States 40,022 4,471,258

Franklin Value Investors Trust
Schedule of Investments (unaudited)
Franklin Small Cap Value Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Electrical Equipment 0.2%
Regal Rexnord Corp. .................................. United States 66,829 $ 8,975,135
Electronic Equipment, Instruments & Components 6.2%
b
Benchmark Electronics, Inc. ............................. United States 2,564,535 65,600,805
CTS Corp. .......................................... United States 589,114 23,965,158
a
II-VI, Inc. ............................................ United States 703,241 37,018,606
a,b
Knowles Corp. ....................................... United States 6,461,119 127,607,100
254,191,669
Energy Equipment & Services 4.4%
b
Hunting plc .......................................... United Kingdom 9,175,111 24,134,652
a
Natural Gas Services Group, Inc. ......................... United States 531,000 5,336,550
a
NexTier Oilfield Solutions, Inc. ............................ United States 5,027,103 50,120,217
a
TechnipFMC plc ...................................... United Kingdom 12,731,219 102,995,561
182,586,980
Equity Real Estate Investment Trusts (REITs) 3.0%
Alexander & Baldwin, Inc. ............................... United States 1,696,696 33,781,217
Highwoods Properties, Inc. .............................. United States 573,388 20,395,411
Kimco Realty Corp. .................................... United States 34,636 765,802
STAG Industrial, Inc. ................................... United States 124,059 4,066,654
a
Sunstone Hotel Investors, Inc. ............................ United States 5,663,038 64,162,221
123,171,305
Food Products 3.2%
Glanbia plc .......................................... Ireland 7,838,555 92,135,548
Maple Leaf Foods, Inc. ................................. Canada 1,963,304 41,657,922
133,793,470
Health Care Equipment & Supplies 4.2%
a
Envista Holdings Corp. ................................. United States 1,758,833 71,496,562
a
Integer Holdings Corp. ................................. United States 1,328,803 92,870,042
a
Integra LifeSciences Holdings Corp. ....................... United States 184,132 10,134,625
174,501,229
Hotels, Restaurants & Leisure 6.1%
a
Brinker International, Inc. ............................... United States 1,650,300 45,795,825
a
Dalata Hotel Group plc ................................. Ireland 6,856,244 25,264,333
a,b
Denny's Corp. ........................................ United States 4,608,642 44,749,914
a
Hilton Grand Vacations, Inc. ............................. United States 1,021,004 41,626,333
b
Jack in the Box, Inc. ................................... United States 1,350,328 93,361,678
250,798,083
Household Durables 1.0%
Century Communities, Inc. .............................. United States 156,292 7,997,462
a
M/I Homes, Inc. ....................................... United States 268,841 12,369,374
a
Meritage Homes Corp. ................................. United States 157,377 13,896,389
a
Taylor Morrison Home Corp. ............................. United States 304,053 8,726,321
42,989,546
Insurance 5.8%
CNO Financial Group, Inc. .............................. United States 1,846,527 34,622,381
Hanover Insurance Group, Inc. (The) ....................... United States 719,461 98,184,843
Horace Mann Educators Corp. ........................... United States 1,841,893 63,084,835
Selective Insurance Group, Inc. ........................... United States 564,778 43,973,615
239,865,674

Franklin Value Investors Trust
Schedule of Investments (unaudited)
Franklin Small Cap Value Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Leisure Products 0.1%
Brunswick Corp. ...................................... United States 52,913 $ 4,239,390
Machinery 4.5%
Astec Industries, Inc. ................................... United States 464,765 22,833,904
Columbus McKinnon Corp. .............................. United States 216,309 7,159,828
b
Greenbrier Cos., Inc. (The) .............................. United States 1,808,752 57,554,489
REV Group, Inc. ...................................... United States 1,930,451 22,470,450
Timken Co. (The) ..................................... United States 1,154,454 75,478,202
185,496,873
Metals & Mining 0.1%
Commercial Metals Co. ................................. United States 127,086 5,035,147
Multi-Utilities 0.3%
Black Hills Corp. ...................................... United States 141,797 10,946,729
Oil, Gas & Consumable Fuels 5.3%
Crescent Point Energy Corp. ............................. Canada 15,905,641 125,829,085
a
Green Plains, Inc. ..................................... United States 2,542,911 91,595,654
217,424,739
Professional Services 2.7%
ICF International, Inc. .................................. United States 458,980 43,304,763
Stantec , Inc. ......................................... Canada 1,372,975 67,753,448
111,058,211
Real Estate Management & Development 0.7%
a
Cushman & Wakefield plc ............................... United States 1,676,933 28,172,475
Road & Rail 0.7%
a
Saia, Inc. ........................................... United States 128,167 30,484,521
Semiconductors & Semiconductor Equipment 1.6%
a
Cohu , Inc. ........................................... United States 1,249,607 35,713,768
a
Onto Innovation, Inc. ................................... United States 337,423 28,090,465
63,804,233
Software 3.9%
a
ACI Worldwide, Inc. .................................... United States 3,591,932 102,477,820
Software AG ......................................... Germany 2,168,654 58,592,299
161,070,119
Specialty Retail 1.0%
a,b
Children's Place, Inc. (The) .............................. United States 885,230 38,365,868
Group 1 Automotive, Inc. ................................ United States 24,149 4,272,441
42,638,309
Textiles, Apparel & Luxury Goods 0.6%
Carter's, Inc. ......................................... United States 320,742 26,134,058
Thrifts & Mortgage Finance 1.8%
WSFS Financial Corp. .................................. United States 1,546,889 73,817,543
Trading Companies & Distributors 6.3%
Herc Holdings, Inc. .................................... United States 633,756 78,598,419
b
McGrath RentCorp .................................... United States 1,519,987 128,226,103

Franklin Value Investors Trust
Schedule of Investments (unaudited)
Franklin Small Cap Value Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Trading Companies & Distributors (continued)
a
Univar Solutions, Inc. .................................. United States 1,936,416 $ 52,360,689
259,185,211
Total Common Stocks (Cost $3,770,134,140) ....................................
4,080,083,654
Short Term Investments 1.2%
a a
Country Shares
a
Value
a a a
Money Market Funds 1.2%
c,d
Institutional Fiduciary Trust - Money Market Portfolio, 1.445% .... United States 50,242,328 50,242,328
Total Money Market Funds (Cost $50,242,328) ..................................
50,242,328
Total Short Term Investments (Cost $50,242,328 ) ................................
50,242,328
a
Total Investments (Cost $3,820,376,468) 100.0% ................................
$4,130,325,982
Other Assets, less Liabilities (0.0)%
†
...........................................
(2,384,423)
Net Assets 100.0% ...........................................................
$4,127,941,559
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
See Note 3 regarding holdings of 5% voting securities.
c
See Note 4 regarding investments in affiliated management investment companies.
d
The rate shown is the annualized seven-day effective yield at period end.

Franklin Value Investors Trust

Quarterly Schedules of Investments
Notes to Schedules of Investments (unaudited)
1. Organization
Franklin Value Investors Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of three separate funds, (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).
Effective June 1, 2022, Franklin Mutual U.S. Value Fund was renamed Franklin Mutual U.S. Mid Cap Value Fund.
2. Financial Instrument Valuation
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the closing NAV.
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Funds’ business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Funds'
portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At July 31, 2022, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 inputs within the fair value hierarchy (referred to as "market level fair value"). See the Fair Value Measurements note for more information.

Franklin Value Investors Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.
3. Holding of 5% Voting Securities of Portfolio Companies
The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Additionally, as defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate”
of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated companies’ outstanding shares or has the power to exercise control over management or policies of such company. During the period ended July 31, 2022, investments in “affiliated companies” were as follows:
a
As of July 31, 2022, no longer an affiliate.
4. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. During the period ended July
31, 2022, investments in affiliated management investment companies were as follows:
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
Franklin Small Cap Value Fund
Non-Controlled Affiliates
Dividends
Apogee Enterprises, Inc. $ 64,367,204 $ — $ (28,183,780) $ 4,831,799 $ —
a
$ —
a
—
a
$ 717,361
Benchmark Electronics,
Inc. ............ 59,779,311 — — — 5,821,494 65,600,805 2,564,535 1,269,445
Children's Place Inc. (The) 39,002,812 24,648,445 — — (25,285,389) 38,365,868 885,230 —
Dalata Hotel Group plc . 49,073,911 4,123,069 (20,178,184) (8,231,592) —
a
—
a
—
a
—
Denny's Corp ....... 83,295,680 — (8,593,281) (2,570,668) (27,381,817) 44,749,914 4,608,642 —
Elementis PLC ...... 42,381,088 14,569,058 — — (15,692,922) 41,257,224 30,982,128 —
First of Long Island Corp.
(The) ........... 24,772,099 — — — (2,375,070) 22,397,029 1,230,606 738,364
Great Lakes Dredge &
Dock Corp. ....... 62,276,435 — — — (9,370,108) 52,906,32 7 4,091,750 —
Greenbrier Cos., Inc. (The) 108,244,766 — (29,939,191) (5,973,443) (14,777,643) 57,554,489 1,808,752 2,561,486
Hunting PLC ........ 11,157,900 16,650,187 — — (3,673,435) 24,134,652 9,175,111 319,907
Jack in the Box, Inc. ... 112,723,345 20,297,381 — — (39,659,048) 93,361,678 1,350,328 1,736,924
Knowles Corp ....... 130,764,498 8,263,779 (4,643,276) 54,735 (6,832,636) 127,607,100 6,461,119 —
McGrath RentCorp .... 102,145,118 8,311,526 — — 17,769,459 128,226,103 1,519,987 2,027,553
Total Affiliated Securities
(Value is 16.9% of Net
Assets) .......... $889,984,167 $96,863,445 $(91,537,712) $ (11,889,169) $ (121,457,115) $696,161,189 $9,371,040
2. Financial Instrument Valuation
(continued)

Franklin Value Investors Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
5. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of July 31, 2022, in valuing the Funds’ assets carried at fair value, is as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin MicroCap Value Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 1.445% $ 7,943,014 $ 35,860,475 $ (26,451,036) $ — $ — $ 17,352,453 17,352,453 $ 23,848
Total Affiliated Securities ... $7,943,014 $35,860,475 $(26,451,036) $— $— $17,352,453 $23,848
Franklin Mutual U.S. Mid Cap Value Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 1.445% $ 47,616,094 $ 163,812,046 $ (181,363,599) $ — $ — $ 30,064,541 30,064,541 $ 53,919
Total Affiliated Securities ... $47,616,094 $163,812,046 $(181,363,599) $— $— $30,064,541 $53,919
Franklin Small Cap Value Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 1.445% $ 50,903,498 $ 640,125,638 $ (640,786,808) $ — $ — $ 50,242,328 50,242,328 $ 105,369
Total Affiliated Securities ... $50,903,498 $640,125,638 $(640,786,808) $— $— $50,242,328 $105,369
4. Investments in Affiliated Management Investment Companies
(continued)

Franklin Value Investors Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Franklin MicroCap Value Fund
Assets:
Investments in Securities:
a
Common Stocks ........................ $ 185,927,543 $ — $ — $ 185,927,543
Short Term Investments ................... 17,352,453 — — 17,352,453
Total Investments in Securities ........... $203,279,996 $— $— $203,279,996
Franklin Mutual U.S. Mid Cap Value Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... 8,129,115 10,298,124 — 18,427,239
Automobiles .......................... 13,615,122 — — 13,615,122
Banks ............................... 42,486,389 13,958,161 — 56,444,550
Building Products ...................... 15,630,827 — — 15,630,827
Chemicals ........................... 49,718,799 — — 49,718,799
Commercial Services & Supplies ........... 13,766,984 — — 13,766,984
Construction & Engineering ............... 16,932,261 — — 16,932,261
Consumer Finance ..................... 6,187,003 — — 6,187,003
Diversified Financial Services ............. 18,134,450 — — 18,134,450
Electric Utilities ........................ 29,519,383 — — 29,519,383
Electrical Equipment .................... 15,972,836 — — 15,972,836
Electronic Equipment, Instruments &
Components ........................ 20,283,698 — — 20,283,698
Energy Equipment & Services ............. 21,146,362 — — 21,146,362
Equity Real Estate Investment Trusts (REITs) . 36,355,055 — — 36,355,055
Food Products ........................ 22,653,102 — — 22,653,102
Health Care Equipment & Supplies ......... 5,859,569 — — 5,859,569
Health Care Providers & Services .......... 34,117,815 — — 34,117,815
Household Durables .................... 20,900,648 — — 20,900,648
Independent Power and Renewable Electricity
Producers .......................... 19,086,935 — — 19,086,935
Insurance ............................ 51,516,962 — — 51,516,962
Internet & Direct Marketing Retail .......... 14,064,428 — — 14,064,428
IT Services ........................... 36,596,603 — — 36,596,603
Machinery ............................ 30,428,437 — — 30,428,437
Media ............................... 22,500,363 — — 22,500,363
Oil, Gas & Consumable Fuels ............. 20,585,645 — — 20,585,645
Personal Products ..................... 5,340,882 — — 5,340,882
Pharmaceuticals ....................... 17,784,023 8,191,691 — 25,975,714
Professional Services ................... 27,329,262 — — 27,329,262
Real Estate Management & Development .... 31,637,300 — — 31,637,300
Software ............................. 14,646,520 — — 14,646,520
Specialty Retail ........................ 26,916,605 — — 26,916,605
Technology Hardware, Storage & Peripherals . 17,394,657 — — 17,394,657
Textiles, Apparel & Luxury Goods .......... 17,214,390 — — 17,214,390
Trading Companies & Distributors .......... 19,619,866 — — 19,619,866
Short Term Investments ................... 30,064,541 — — 30,064,541
Total Investments in Securities ........... $794,136,837 $32,447,976
b
$— $826,584,813
Franklin Small Cap Value Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... 42,771,811 16,105,913 — 58,877,724
Auto Components ...................... 31,803,176 — — 31,803,176
Banks ............................... 472,382,424 — — 472,382,424
Biotechnology ......................... 45,424,726 — — 45,424,726
5. Fair Value Measurements
(continued)

Franklin Value Investors Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Franklin Small Cap Value Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Building Products ...................... $ 148,498,098 $ — $ — $ 148,498,098
Chemicals ........................... 204,880,848 41,257,224 — 246,138,072
Communications Equipment .............. 121,495,311 — — 121,495,311
Construction & Engineering ............... 205,605,673 — — 205,605,673
Construction Materials .................. 76,991,439 — — 76,991,439
Consumer Finance ..................... 38,015,104 — — 38,015,104
Electric Utilities ........................ 4,471,258 — — 4,471,258
Electrical Equipment .................... 8,975,135 — — 8,975,135
Electronic Equipment, Instruments &
Components ........................ 254,191,669 — — 254,191,669
Energy Equipment & Services ............. 182,586,980 — — 182,586,980
Equity Real Estate Investment Trusts (REITs) . 123,171,305 — — 123,171,305
Food Products ........................ 133,793,470 — — 133,793,470
Health Care Equipment & Supplies ......... 174,501,229 — — 174,501,229
Hotels, Restaurants & Leisure ............. 225,533,750 25,264,333 — 250,798,083
Household Durables .................... 42,989,546 — — 42,989,546
Insurance ............................ 239,865,674 — — 239,865,674
Leisure Products ....................... 4,239,390 — — 4,239,390
Machinery ............................ 185,496,873 — — 185,496,873
Metals & Mining ....................... 5,035,147 — — 5,035,147
Multi-Utilities .......................... 10,946,729 — — 10,946,729
Oil, Gas & Consumable Fuels ............. 217,424,739 — — 217,424,739
Professional Services ................... 111,058,211 — — 111,058,211
Real Estate Management & Development .... 28,172,475 — — 28,172,475
Road & Rail .......................... 30,484,521 — — 30,484,521
Semiconductors & Semiconductor Equipment . 63,804,233 — — 63,804,233
Software ............................. 102,477,820 58,592,299 — 161,070,119
Specialty Retail ........................ 42,638,309 — — 42,638,309
Textiles, Apparel & Luxury Goods .......... 26,134,058 — — 26,134,058
Thrifts & Mortgage Finance ............... 73,817,543 — — 73,817,543
Trading Companies & Distributors .......... 259,185,211 — — 259,185,211
Short Term Investments ................... 50,242,328 — — 50,242,328
Total Investments in Securities ........... $3,989,106,213 $141,219,769
c
$— $4,130,325,982
a
For detailed categories, see the accompanying Schedule of Investments.
b
Includes foreign securities valued at $32,447,976, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
c
Includes foreign securities valued at $141,219,769, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
5. Fair Value Measurements
(continued)
For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.